Property and Equipment, net (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 375,157		$ 378,189	$ 155,940
Less: Accumulated depreciation	(290,872)		(285,796)	(65,565)
Property and equipment, net	84,285		92,393	90,375
Depreciation expense	5,744	7,409	22,128	21,171
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	247,585		249,543	132,017
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	117,032		118,018	13,617
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,602		8,674	8,411
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,938		$ 1,954	$ 1,895